Acquisitions (Auxilium Pharmaceuticals, Inc.) (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Jan. 29, 2015	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Acquisition-related and integration items		$ 26,400	$ 16,600	$ 4,200	$ 10,900	$ 7,400	$ 19,500	$ 48,200	$ 12,600	$ 58,086	$ 87,601	$ 105,250
Amortization of intangible assets										$ 773,766	876,451	561,302
Auxilium Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Aggregate consideration transferred	$ 2,600,000
Fair value of shares issued as part of acquisition	$ 1,520,000
Interest expense												1,100
Amortization of intangible assets												6,200
Auxilium Pharmaceuticals, Inc. | Acquisition-Related And Integration Items
Business Acquisition [Line Items]
Acquisition-related and integration items											$ 0	$ 23,100
Common Stock | Auxilium Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Ordinary shares issued (in shares)	18,609,835											18,609,835